Inventories, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories, net

Note 3 – Inventories, net

As of June 30, 2025 and December 31, 2024, the inventories consisted of the following:

	June 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
Purchased goods	$37,805	$55,817
Less: Impairment of obsolete goods	-	-
	$37,805	$55,817

Note 3 – Inventories, net

As of December 31, 2024 and 2023, the inventories of finished goods consisted of the following:

	As of December 31,
	2024	2023
Merchandise goods	$31,114	$34,336
Food and beverage	24,703	21,368
	55,817	55,704
Less: Impairment of obsolete goods	-	-
	$55,817	$55,704